                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendment Number: ____
    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           Honeywell International Inc.
Address:        P.O. Box 1219
                101 Columbia Road
                Morristown, New Jersey  07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward T. Tokar
Title: Vice President - Investments of Honeywell International Inc. Phone(973) 455-5681
Signature, Place, and Date of Signing:

/s/Edward T. Tokar Morris Township, New Jersey August 8, 2002
------------------
Edward T. Tokar

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name
NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      70

Form 13F Information Table Value Total:   $17,033,559
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
1.         28-7176                   Allied Capital Management LLC

                                   13F REPORT
                                  JUNE 30, 2002
            NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL, INC.

COLUMN 1                       COLUMN 2    COLUMN 3    COLUMN 4   COLUMN 5
                               TITLE OF      CUSIP        VALUE    SHRS OR
NAME OF ISSUER                   CLASS      NUMBER      (x$1000)   PRN AMT   SH/PRN  PUT/CALL
---------------------------------------------------------------------------------------------
ALBERTSONS INC                    COM      013104104       7286    239,200     SH       N/A
AMERICAN POWER CONVERSION         COM      029066107       5267    417,000     SH       N/A
ANDREW CORP                       COM      034425108       4454    298,500     SH       N/A
APOGEE ENTERPRISES INC            COM      037598109          1        100     SH       N/A
BANK OF AMERICA                   COM      060505104       7317    104,000     SH       N/A
BARD CR                           COM      067383109       7005    123,800     SH       N/A
BECTON DICKINSON                  COM      075887109       6597    191,500     SH       N/A
BRISTOL MYERS SQUIBB              COM      110122108       4937    192,100     SH       N/A
CAREMARK RX INC                   COM      141705103       5610    340,000     SH       N/A
CHEVRONTEXACO CORP                COM      166764100       6638     75,000     SH       N/A
CIGNA CORP                        COM      125509109       6819     70,000     SH       N/A
COCA COLA ENTERPRISES             COM      191219104       8090    366,400     SH       N/A
COMPUTER ASSOCIATES               COM      204912109       1303     82,000     SH       N/A
CONAGRA FOODS                     COM      205887102       8516    308,000     SH       N/A
CONOCO INC                        COM      208251504       5168    185,900     SH       N/A
CONSTELLATION BRANDS INC          COM      21036P108       8403    262,600     SH       N/A
CONSTELLATION ENERGY GRP          COM      210371100       8069    275,000     SH       N/A
COUNTRYWIDE CR INDS INC           COM      222372104       7397    153,300     SH       N/A
DANA CORP                         COM      235811106       7308    394,400     SH       N/A
DEAN FOODS                        COM      242370104       7087    190,000     SH       N/A
EASTMAN KODAK                     COM      277461109       4084    140,000     SH       N/A
FISHER SCIENTIFIC INTL INC        COM      338032204       6224    222,300     SH       N/A
GALLAGHER ARTHUR J & CO           COM      363576109       7370    212,700     SH       N/A
GENERAL MOTORS                    COM      370442105       5880    110,000     SH       N/A
GEORGIA PACIFIC CORP              COM      373298108       6575    267,500     SH       N/A
HCA-HEALTHCARE CO                 COM      404119109       7125    150,000     SH       N/A
HERCULES INC                      COM      427056106       5743    495,100     SH       N/A
HEWLETT-PACKARD CO                COM      428236103       6448    422,000     SH       N/A
HONEYWELL INTL INC                COM      438516106      74124  2,104,000     SH       N/A
HOME DEPOT                        COM      437076102       6060    165,000     SH       N/A
HOUSEHOLD INTL INC                COM      441815107       5711    114,900     SH       N/A
ICN PHARMACEUTICALS               COM      448924100       4358    180,000     SH       N/A
ITT INDS INC                      COM      450911102       7794    110,400     SH       N/A
JP MORGAN CHASE                   COM      46625H100       7259    214,000     SH       N/A
JEFFERSON PILOT                   COM      475070108       3986     84,800     SH       N/A
JOHNSON CTLS INC                  COM      478366107       6284     77,000     SH       N/A
KEY CORP                          COM      493267108       6729    246,500     SH       N/A
LOCKHEED MARTIN CORP              COM      539830109       7756    111,600     SH       N/A
MATTEL INC                        COM      577081102       7439    352,900     SH       N/A
MAVERICK TUBE                     COM      577914104       2120    141,300     SH       N/A
MAYTAG CORP                       COM      578592107       5997    140,600     SH       N/A
MBNA CORP                         COM      55262L100       6746    204,000     SH       N/A
MERCURY GENERAL CORP              COM      589400100       7159    147,600     SH       N/A
MICRON TECHNOLOGY                 COM      595112103       5419    268,000     SH       N/A
NEWELL RUBBERMAID                 COM      651229106       7433    212,000     SH       N/A
NORFOLK SOUTHERN CORP             COM      655844108       6708    286,900     SH       N/A
ORBITAL SCIENCES                  COM      668074107         21      4,659     SH       N/A
PENTAIR INC                       COM      709631105       7808    162,400     SH       N/A
PEROT SYSTEMS                     COM      714265105       3565    327,400     SH       N/A
PHILIP MORRIS INC                 COM      718154107       4980    114,000     SH       N/A
POPULAR INC                       COM      733174106       5204    154,500     SH       N/A
RADIAN GROUP INC                  COM      750236101       6536    133,800     SH       N/A
ROYAL CARIBBEAN CRUISES LT        COM      V7780T103       5363    275,000     SH       N/A
SCHERING-PLOUGH CORP              COM      806605101       5707    232,000     SH       N/A
SPRINT CORP                       COM      852061506       2123    475,000     SH       N/A
STORAGE TECHNOLOGY CORP           COM      862111200       5316    332,900     SH       N/A
SUPERVALU INC                     COM      868536103       7114    290,000     SH       N/A
TEVA PHARMACEUTICALS              ADR      881624209       7012    105,000     SH       N/A
TOYS R US INC                     COM      892335100       2690    154,000     SH       N/A
TRANSOCEAN SEDCO                  COM      G90078109       6872    220,600     SH       N/A
TYCO INTL LTD NEW                 COM      902124106       3577    264,800     SH       N/A
TYSON FOODS INC                   COM      902494103       7522    485,000     SH       N/A
UNION PAC CORP                    COM      907818108       4999     79,000     SH       N/A
UST INC                           COM      902911106       6776    199,300     SH       N/A
VARIAN INC                        COM      922206107       4893    148,500     SH       N/A
VISHAY INTERTECHNOLOGY            COM      928298108       6145    279,300     SH       N/A
WACHOVIA CORP                     COM      929903102       7063    185,000     SH       N/A
WELLPOINT HEALTH NETWORKS INC     COM      94973H108       6801     87,400     SH       N/A
WESTERN DIGITAL CORP              COM      958102105       2234    687,400     SH       N/A
ZALE CORP NEW                     COM      988858106       6768    186,700     SH       N/A


COLUMN 1                        COLUMN 6    COLUMN 7                 COLUMN 8
                               INVESTMENT     OTHER             VOTING AUTHORITY
NAME OF ISSUER                 DISCRETION   MANAGERS     SOLE         SHARED     NONE
-------------------------------------------------------------------------------------
ALBERTSONS INC                  DEFINED         1       239,200
AMERICAN POWER CONVERSION       DEFINED         1       417,000
ANDREW CORP                     DEFINED         1       298,500
APOGEE ENTERPRISES INC          DEFINED         1           100
BANK OF AMERICA                 DEFINED         1       104,000
BARD CR                         DEFINED         1       123,800
BECTON DICKINSON                DEFINED         1       191,500
BRISTOL MYERS SQUIBB            DEFINED         1       192,100
CAREMARK RX INC                 DEFINED         1       340,000
CHEVRONTEXACO CORP              DEFINED         1        75,000
CIGNA CORP                      DEFINED         1        70,000
COCA COLA ENTERPRISES           DEFINED         1       366,400
COMPUTER ASSOCIATES             DEFINED         1        82,000
CONAGRA FOODS                   DEFINED         1       308,000
CONOCO INC                      DEFINED         1       185,900
CONSTELLATION BRANDS INC        DEFINED         1       262,600
CONSTELLATION ENERGY GRP        DEFINED         1       275,000
COUNTRYWIDE CR INDS INC         DEFINED         1       153,300
DANA CORP                       DEFINED         1       394,400
DEAN FOODS                      DEFINED         1       190,000
EASTMAN KODAK                   DEFINED         1       140,000
FISHER SCIENTIFIC INTL INC      DEFINED         1       222,300
GALLAGHER ARTHUR J & CO         DEFINED         1       212,700
GENERAL MOTORS                  DEFINED         1       110,000
GEORGIA PACIFIC CORP            DEFINED         1       267,500
HCA-HEALTHCARE CO               DEFINED         1       150,000
HERCULES INC                    DEFINED         1       495,100
HEWLETT-PACKARD CO              DEFINED         1       422,000
HONEYWELL INTL INC              DEFINED         1     2,104,000
HOME DEPOT                      DEFINED         1       165,000
HOUSEHOLD INTL INC              DEFINED         1       114,900
ICN PHARMACEUTICALS             DEFINED         1       180,000
ITT INDS INC                    DEFINED         1       110,400
JP MORGAN CHASE                 DEFINED         1       214,000
JEFFERSON PILOT                 DEFINED         1        84,800
JOHNSON CTLS INC                DEFINED         1        77,000
KEY CORP                        DEFINED         1       246,500
LOCKHEED MARTIN CORP            DEFINED         1       111,600
MATTEL INC                      DEFINED         1       352,900
MAVERICK TUBE                   DEFINED         1       141,300
MAYTAG CORP                     DEFINED         1       140,600
MBNA CORP                       DEFINED         1       204,000
MERCURY GENERAL CORP            DEFINED         1       147,600
MICRON TECHNOLOGY               DEFINED         1       268,000
NEWELL RUBBERMAID               DEFINED         1       212,000
NORFOLK SOUTHERN CORP           DEFINED         1       286,900
ORBITAL SCIENCES                DEFINED         1         4,659
PENTAIR INC                     DEFINED         1       162,400
PEROT SYSTEMS                   DEFINED         1       327,400
PHILIP MORRIS INC               DEFINED         1       114,000
POPULAR INC                     DEFINED         1       154,500
RADIAN GROUP INC                DEFINED         1       133,800
ROYAL CARIBBEAN CRUISES LT      DEFINED         1       275,000
SCHERING-PLOUGH CORP            DEFINED         1       232,000
SPRINT CORP                     DEFINED         1       475,000
STORAGE TECHNOLOGY CORP         DEFINED         1       332,900
SUPERVALU INC                   DEFINED         1       290,000
TEVA PHARMACEUTICALS            DEFINED         1       105,000
TOYS R US INC                   DEFINED         1       154,000
TRANSOCEAN SEDCO                DEFINED         1       220,600
TYCO INTL LTD NEW               DEFINED         1       264,800
TYSON FOODS INC                 DEFINED         1       485,000
UNION PAC CORP                  DEFINED         1        79,000
UST INC                         DEFINED         1       199,300
VARIAN INC                      DEFINED         1       148,500
VISHAY INTERTECHNOLOGY          DEFINED         1       279,300
WACHOVIA CORP                   DEFINED         1       185,000
WELLPOINT HEALTH NETWORKS INC   DEFINED         1        87,400
WESTERN DIGITAL CORP            DEFINED         1       687,400
ZALE CORP NEW                   DEFINED         1       186,700